Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Total Assets by Segment
The following table sets forth the total assets by segment ($ in thousands):

	September 30, 2021	December 31, 2020
Multifamily properties	$5,418,160	$2,738,210
Hospitality properties	243,157	244,065
Industrial properties	2,144,509	551,898
Office properties	1,291,489	1,186,328
Medical office properties	189,953	196,559
Other property	96,252	—
Investments in real estate debt	964,075	218,225
Other (Corporate)	1,476,016	195,531

Total assets	$11,823,611	$5,330,816

The following table sets forth the total assets by segment ($ in thousands):

	December 31, 2020	December 31, 2019
Multifamily	$2,738,210	$1,038,777
Hotel	244,065	253,273
Industrial	551,898	330,110
Office	1,186,328	303,396
Medical office	196,559	39,143
Real estate-related securities	218,225	277,651
Other (Corporate)	195,531	147,972

Total Assets	$5,330,816	$2,390,322

Summary of Financial Results by Segment
The following table sets forth the financial results by segment for the three months ended September 30, 2021 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$89,742	$—	$29,261	$29,272	$3,615	$317	$—	$152,207
Hospitality revenue	—	9,364	—	—	—	—	—	9,364
Other revenue	654	94	—	106	10	—	—	864

Total revenues	90,396	9,458	29,261	29,378	3,625	317	—	162,435
Expenses:
Rental property operating	40,032	—	7,169	10,223	1,664	26	—	59,114
Hospitality operating	—	5,653	—	—	—	—	—	5,653

Total segment expenses	40,032	5,653	7,169	10,223	1,664	26	—	64,767
Loss from unconsolidated real estate ventures	—	(447)	—	—	—	—	—	(447)
Income from investments in real estate debt	—	—	—	—	—	—	19,268	19,268

Segment net operating income	$50,364	$3,358	$22,092	$19,155	$1,961	$291	$19,268	$116,489

Depreciation and amortization	$(44,908)	$(2,138)	$(17,560)	$(15,546)	$(2,065)	$(236)	$—	$(82,453)
General and administrative								(6,588)
Management fees								(17,653)
Performance participation allocation								(79,552)
Interest expense								(38,887)
Other expense, net								(1,449)

Net loss								$(110,093)

Net loss attributable to non-controlling interests in consolidated joint ventures								176
Net loss attributable to non-controlling interests in Operating Partnership								665

Net loss attributable to stockholders								$(109,252)

The following table sets forth the financial results by segment for the three months ended September 30, 2020 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$32,891	$—	$7,027	$28,005	$3,973	$—	$71,896
Hospitality revenue	—	4,420	—	—	—	—	4,420
Other revenue	531	13	—	49	11	—	604

Total revenues	33,422	4,433	7,027	28,054	3,984	—	76,920
Expenses:
Rental property operating	13,186	—	1,641	9,644	1,444	—	25,915
Hospitality operating	—	3,589	—	—	—	—	3,589

Total segment expenses	13,186	3,589	1,641	9,644	1,444	—	29,504
Loss from unconsolidated real estate ventures	—	(666)	—	—	—	—	(666)
Income from investments in real estate-related securities, net	—	—	—	—	—	11,068	11,068

Segment net operating income	$20,236	$178	$5,386	$18,410	$2,540	$11,068	$57,818

Depreciation and amortization	$(15,702)	$(2,142)	$(4,161)	$(14,214)	$(2,324)	$—	$(38,543)
General and administrative							(2,023)
Management fees							(5,018)
Performance participation allocation							—
Interest expense							(22,539)
Other expense, net							(192)

Net loss							$(10,497)

Net loss attributable to non- controlling interests in consolidated joint ventures							139
Net loss attributable to non- controlling interests in Operating Partnership							43

Net loss attributable to stockholders							$(10,315)

The following table sets forth the financial results by segment for the nine months ended September 30, 2021 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Other	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$202,402	$—	$61,260	$91,505	$11,066	$317	$—	$366,550
Hospitality revenue	—	24,817	—	—	—	—	—	24,817
Other revenue	1,872	260	—	230	31	—	—	2,393

Total revenues	204,274	25,077	61,260	91,735	11,097	317	—	393,760
Expenses:
Rental property operating	86,839	—	15,960	32,352	4,720	26	—	139,897
Hospitality operating	—	15,026	—	—	—	—	—	15,026

Total segment expenses	86,839	15,026	15,960	32,352	4,720	26	—	154,923
Loss from unconsolidated real estate ventures	—	(448)	—	—	—	—	—	(448)
Income from investments in real estate debt	—	—	—	—	—	—	37,898	37,898

Segment net operating income	$117,435	$9,603	$45,300	$59,383	$6,377	$291	$37,898	$276,287

Depreciation and amortization	$(102,176)	$(6,401)	$(36,470)	$(46,273)	$(6,378)	$(236)	$—	$(197,934)
General and administrative								(15,210)
Management fees								(36,364)
Performance participation allocation								(111,934)
Interest expense								(88,994)
Other expense, net								(527)

Net loss								$(174,676)

Net loss attributable to non-controlling interests in consolidated joint ventures								319
Net loss attributable to non-controlling interests in Operating Partnership								1,235

Net loss attributable to stockholders								$(173,122)

The following table sets forth the financial results by segment for the nine months ended September 30, 2020 ($ in thousands):

	Multifamily	Hospitality	Industrial	Office	Medical Office	Investments in Real Estate Debt	Total
Revenues:
Rental revenue	$87,666	$—	$20,415	$68,777	$9,830	$—	$186,688
Hospitality revenue	—	17,134	—	—	—	—	17,134
Other revenue	1,376	91	—	103	30	—	1,600

Total revenues	89,042	17,225	20,415	68,880	9,860	—	205,422
Expenses:
Rental property operating	33,457	—	5,003	23,059	3,354	—	64,873
Hospitality operating	—	12,294	—	—	—	—	12,294

Total segment expenses	33,457	12,294	5,003	23,059	3,354	—	77,167
Loss from unconsolidated real estate ventures	—	(887)	—	—	—	—	(887)
Loss from investments in real estate- related securities, net	—	—	—	—	—	(27)	(27)

Segment net operating income (loss)	$55,585	$4,044	$15,412	$45,821	$6,506	$(27)	$127,341

Depreciation and amortization	$(49,826)	$(6,284)	$(12,489)	$(34,319)	$(5,075)	$—	$(107,993)
General and administrative							(6,163)
Management fees							(13,560)
Performance participation allocation							(46)
Interest expense							(65,448)
Other expense, net							(29)

Net loss							$(65,898)

Net loss attributable to non-controlling interests in consolidated joint ventures							1,186
Net loss attributable to non-controlling interests in Operating Partnership							458

Net loss attributable to stockholders							$(64,254)

The following table sets forth the financial results by segment for the year ended December 31, 2020 ($ in thousands):

	Multifamily	Hotel	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$132,835	$—	$30,203	$97,078	$13,731	$—	$273,847
Hotel revenue	—	22,200	—	—	—	—	22,200
Other revenue	2,045	146	—	145	40	—	2,376

Total revenues	134,880	22,346	30,203	97,223	13,771	—	298,423
Expenses:
Rental property operating	51,878	—	7,261	32,895	4,908	—	96,942
Hotel operating	—	16,242	—	—	—	—	16,242

Total segment expenses	51,878	16,242	7,261	32,895	4,908	—	113,184
Income from real estate-related securities, net	—	—	—	—	—	7,206	7,206
Loss from unconsolidated real estate ventures	—	(1,462)	—	—	—	—	(1,462)

Segment net operating income	$83,002	$4,642	$22,942	$64,328	$8,863	$7,206	$190,983

Depreciation and amortization	$(73,365)	$(8,403)	$(18,323)	$(48,477)	$(7,296)	$—	$(155,864)
General and administrative							(8,624)
Management fees							(19,423)
Performance participation allocation							(15,061)
Interest expense							(88,918)
Other expense, net							(1,293)

Net loss							$(98,200)

Net loss attributable to non- controlling interests in consolidated joint ventures							1,300
Net loss attributable to non- controlling interests in Operating Partnership							642

Net loss attributable to stockholders							$(96,258)

The following table sets forth the financial results by segment for the year ended December 31, 2019 ($ in thousands):

	Multifamily	Hotel	Industrial	Office	Medical Office	Real Estate- Related Securities	Total
Revenues:
Rental revenue	$29,768	$—	$2,489	$19,022	$511	$—	$51,790
Hotel revenue	—	40,559	—	—	—	—	40,559
Other revenue	1,669	259	—	31	—	—	1,959

Total revenues	31,437	40,818	2,489	19,053	511	—	94,308
Expenses:
Rental property operating	11,396	—	583	6,388	96	—	18,463
Hotel operating	—	23,507	—	—	—	—	23,507

Total segment expenses	11,396	23,507	583	6,388	96	—	41,970
Income from real estate-related securities, net	—	—	—	—	—	10,158	10,158
Earnings from unconsolidated real estate ventures	—	175	—	—	—	—	175

Segment net operating income	$20,041	$17,486	$1,906	$12,665	$415	$10,158	$62,671

Depreciation and amortization	$(17,520)	$(8,239)	$(1,570)	$(11,312)	$(255)	$—	$(38,896)
General and administrative							(4,523)
Management fees							(5,469)
Performance participation allocation							(10,366)
Interest expense							(25,311)
Other income, net							916

Net loss							$(20,978)

Net loss attributable to non- controlling interests in consolidated joint ventures							152

Net loss attributable to stockholders							$(20,826)